INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENT PROPERTIES
Schedule of investment property summary

As at December 31,	2018	2017
Income-producing properties	$3,403,985	$2,714,684
Properties under development	17,009	—
Land held for development	3,984	18,884
	$3,424,978	$2,733,568

Schedule of changes in investment properties

	2018			2017
	Income-	Properties		Income-
	producing	under	Land held for	producing	Land held for
Years ended December 31,	properties	development	development	properties	development
Balance, beginning of year	$2,714,684	$—	$18,884	$2,646,292	$6,803
Additions
— Capital expenditures:
Maintenance or improvements	8,164	—	—	21,065	—
Developments or expansions	19,986	287	66	72,774	—
— Acquisitions (note 3)	542,998	—	1,232	154,726	—
— Leasing commissions	3,340	—	—	3,573	—
— Tenant incentives	816	—	—	803	—
Transfers to properties under development	(12,206)	16,473	(4,267)	(12,076)	12,076
Fair value gains, net	353,258	—	1,253	212,106	—
Foreign currency translation, net	147,336	249	196	12,800	5
Amortization of straight-line rent	4,274	—	—	(1,101)	—
Amortization of tenant incentives	(5,402)	—	—	(5,410)	—
Other changes	(972)	—	—	585	—
Classified as assets held for sale (note 5)	(372,291)	—	(13,380)	(391,453)	—
Balance, end of year	$3,403,985	$17,009	$3,984	$2,714,684	$18,884

Schedule of minimum rental commitments payable on non-cancellable operating leases

Not later than 1 year	$222,093
Later than 1 year and not later than 5 years	759,729
Later than 5 years	494,554
$1,476,376

Schedule of the key valuation metrics for income-producing properties by country

	2018(1)			2017(1)
			Weighted			Weighted
As at December 31,	Maximum	Minimum	average(2)	Maximum	Minimum	average(2)
Canada
Discount rate	7.75%	5.00%	5.63%	8.25%	6.50%	6.84%
Terminal capitalization rate	7.00%	5.00%	6.01%	8.00%	5.75%	6.17%
United States
Discount rate	10.00%	5.75%	6.68%	11.00%	6.25%	7.68%
Terminal capitalization rate	9.75%	5.25%	6.46%	10.75%	5.75%	7.30%
Germany
Discount rate	8.25%	5.70%	6.89%	9.00%	6.50%	7.89%
Terminal capitalization rate	8.75%	5.25%	6.89%	9.50%	5.75%	7.91%
Austria
Discount rate	10.00%	8.00%	8.37%	10.00%	7.75%	8.05%
Terminal capitalization rate	10.00%	7.00%	7.88%	9.50%	8.25%	8.53%
Netherlands
Discount rate	6.50%	5.70%	5.93%	7.00%	6.25%	6.62%
Terminal capitalization rate	7.45%	6.00%	6.48%	7.30%	7.05%	7.17%
Other
Discount rate	9.50%	6.75%	8.23%	9.85%	7.25%	8.62%
Terminal capitalization rate	10.00%	6.75%	8.48%	10.00%	6.75%	8.39%
Total
Discount rate	10.00%	5.00%	6.90%	11.00%	6.25%	7.59%
Terminal capitalization rate	10.00%	5.00%	6.81%	10.75%	5.75%	7.48%
(1)	Excludes assets held for sale at the respective year end (note 5).
(2)	Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$3,278,655	$(125,330)	$3,273,191	$(130,794)
+25 basis points	3,340,091	(63,894)	3,335,690	(68,295)
Base rate	3,403,985	—	3,403,985	—
-25 basis points	3,467,547	63,562	3,475,841	71,856
-50 basis points	$3,533,654	$129,669	$3,554,797	$150,812